Revenue Disclosure: Schedule of Revenue and Associated Costs (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Revenue and Associated Costs

	Three months ended November 30,		Six months ended November 30,
	2020	2019	2020	2019
Sales of eBalance® devices	$-	$757	$-	$12,100
Monthly subscriptions	1,871	-	3,338	-
Cost of eBalance® devices and services	(958)	(434)	(1,304)	(4,485)
Royalty payable	(30)	(88)	(53)	(1,412)
Distribution rights	-	9,480	-	18,438
Gross margin	$883	$9,715	$1,981	$24,641

Year ended May 31, 2020
Sales of eBalance® devices	$19,634
Cost of eBalance® devices	7,993
Royalty payable	2,243
Distribution rights (Note 7)	76,190
Gross margin	$85,588